Intangible and Other Long-Term Assets	12 Months Ended
Dec. 31, 2025
Intangible and Other Long-Term Assets [Abstract]
Intangible and other long-term assets
12.	Intangible and other long-term assets

The balances as of December 31, 2025 and 2024 are as follows:

	2025				Amortization
Assets	Original Value	Accumulated amortization		Net	period (years)
Republic trade mark	$96,700	$		$96,700	*
Customers list	77,852		77,852	0	20
Total from Republic (1)	174,552		77,852	96,700

Customers list	2,205,700		2,205,700	0	9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,524,012		2,283,552	2,240,460
Other assets	20,486			20,486
	$4,544,498		$2,283,552	$2,260,946

	2024				Amortization
Assets	Original Value	Accumulated Amortization		Net	period (years)
Republic trade mark	$110,476	$		$110,476	*
Customers list	67,442		67,442	0	20
Total from Republic (1)	177,918		67,442	110,476

Customers list	2,205,700		2,205,700	0	9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,527,378		2,273,142	2,254,236
Other assets	8,369			8,369
	$4,535,747		$2,273,142	$2,262,605

*	Intangible assets with undefined useful life.

(1)	Intangible assets from the Republic acquisition.

(2)	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.

(3)	Intangible assets from the Grupo San acquisition.

The amortization of these assets recorded in net income for the years ended December 31, 2025 and 2024, amounted to $10,410 and $11,893, respectively.

The other assets are not subject to amortization and they are primarily comprised of guarantee deposits.

The reconciliation between the opening and closing balances of each year is presented below:

Assets	Original Value	Accumulated amortization	Net

Balance as of December 31, 2023	$4,559,330	$(2,261,249)	$2,298,081
Additions	11,893	(11,893)	0
Cancellations	(35,476)		(35,476)

Balance as of December 31, 2024	$4,535,747	$(2,273,142)	$2,262,605
Additions	10,410	(10,410)	0
Cancellations	(1,659)		(1,659)
Balance as of December 31, 2025	$4,544,498	$(2,283,552)	$2,260,946